Convertible Notes Payable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Interest Expense	$ 1,179,140	$ 0	$ 0	$ 1,446,168	$ 222,127	$ 0
Convertible Note Payabe reclassification		384,450
Interest expense including amortization of discount	$ 543,164	$ 77,743	$ 1,255,081	$ 1,140,238
GHS Note Payable Two
Discount rates			50.00%
Prior conversion rates			0.30%
LSW Note Payable
Discount rates			50.00%
Prior conversion rates			0.80%
Other Note Payable Two
Discount rates			45.00%
Prior conversion rates			0.30%
Former Chairman Note One
Note Payable					$ 200,150
Note payable conversion rate					50.00%
Note Payable, interest rate					6.00%
Former Chairman Note Two
Note Payable					$ 184,300
Note payable conversion rate					1.00%
Note Payable, interest rate					6.00%